Business Combinations - Summary of Acquiree (Detail)		1 Months Ended	12 Months Ended
	Oct. 01, 2018	Apr. 30, 2018	Dec. 31, 2019
Incross Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Corporate name			Incross Co., Ltd.
Location			5th floor, 1925, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO			Lee, Jae-won
Industry			Media representative business
Id Quantique SA [member]
Disclosure of detailed information about business combination [line items]
Corporate name		id Quantique SA
Location		3, CHEMIN DE LA MARBRERIE, 1227 CAROUGE, SWITZERLAND
CEO		Gregoire Ribordy
Industry		Quantum information and communications industry
Life and Security Holdings Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name	Life & Security Holdings Co., Ltd.
Location	323, Incheon tower-daero, Yeonsu-gu, Incheon, Korea
CEO	Choi, Jin-hwan
Industry	Holding company of subsidiaries in security business